Shareholders' Equity/Parent's Net Investment	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Shareholders' Equity/Parent's Net Investment

9. Shareholders’ Equity

On March 20, 2013, we declared a regular cash dividend for the quarter ended March 31, 2013, of $0.16 per common share payable to shareholders of record as of March 29, 2013. In addition, holders of Operating Partnership units also received a distribution of $0.16 per unit. The dividend and distribution were paid on April 15, 2013.

10. Parent’s Net Investment

On August 6, 2012, CyrusOne issued 100 shares of its common stock to CBI for $1,000 in connection with its initial capitalization. During 2012, transaction costs of $7.1 million associated with our initial public offering were paid by CBI and reflected as contribution from Parent in our financial statements.

At December 31, 2012, partnership capital represented CBI’s net investment in CyrusOne LP. On November 20, 2012, CyrusOne LP received a contribution of interests in the real estate properties from CBI. In exchange, CyrusOne LP issued 123,688,687 operating partnership units to CBI. CBI also assumed certain of the Predecessor’s intercompany payables and other liabilities of $203.5 million. Subsequent to December 31, 2012, CyrusOne LP executed a 2.8 to 1.0 reverse unit split, resulting in CBI owning 44,102,556 operating partnership units.

Prior to November 20, 2012, the Predecessor was not a separate legal entity and was operated by CBI during the periods presented. At December 31, 2011, divisional control represented CBI’s net investment in the Predecessor. In 2011, the Predecessor distributed $7.8 million to CBI.

On December 31, 2010, CBI restructured its data center legal entities, including intercompany borrowings. In conjunction with this restructuring, Parent acquisition-related debt of $160.2 million (net of unamortized discount and debt issue costs) and related party notes payable to CBI of $24.8 million were subsumed into a new $400 million note payable to CBI and a distribution was issued to CBI in the amount of $215.0 million.

In 2010, the Predecessor received a $366.7 million contribution from CBI to fund the acquisition of Cyrus Networks and assumed $159.6 million of parent acquisition-related debt, net of associated discount and issuance costs. Other distributions to Parent, net were $0.8 million in 2010, inclusive of CBI’s contribution of the Goldcoast Drive (Goldcoast) data center at historical carrying value.